Annual Fund Operating Expenses	Aug. 01, 2026
GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners Emerging Markets Equity Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.21%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.19%
GQG Partners Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
GQG Partners Emerging Markets Equity Fund | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
GQG Partners US Select Quality Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners US Select Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.71%
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.49%
GQG Partners US Select Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.49%
GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners Global Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.90%	[3]
GQG Partners Global Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%	[3]
GQG Partners Global Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%	[3]
GQG Partners International Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners International Quality Value Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.76%
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.59%
GQG Partners US Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners US Quality Value Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.04%)	[5]
Net Expenses (as a percentage of Assets)	0.64%
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.49%
GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG Partners Global Quality Value Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[6]
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	0.76%
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[6]
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	0.59%
GQG US Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	0.49%

[1]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”) from exceeding 0.98% of the daily average net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three year period preceding the date of the recoupment to the extent that the Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[3]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[4]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.59% of the average daily net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[5]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[6]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.59% of the average daily net assets of each of the Fund’s share classes until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.
[7]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of the Fund until July 31, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2027.